INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective income tax amount
Statutory tax rate difference		$ (774)	$ (541)
Stock compensation expense		25	62
Effect of differences in foreign tax rates		612	925
Effect of elimination of dividend distribution			3,239
Tax loss expiration		2,934
ASC 740-10 reserve		21	21
Change in deferred tax valuation allowance	$ (3,700)	(2,203)	(2,369)
Other adjustments		68	(63)
Total tax expense	$ 1,622	$ 683	$ 1,274